Warrant Liabilities - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Sep. 01, 2021
Derivative Warrant Liabilities [Line Items]
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation date	Sep. 01, 2026
Number Of Warrants Exercised	0
Redemption Of Warrants When Price Per Share Of Class A Common Stock Equals Or Exceeds 18.00
Derivative Warrant Liabilities [Line Items]
Warrants exercisable	$ 0.01
Redemption price per share	$ 18.00
Trading day period	20 days
Minimum period prior written notice of redemption	30 days
Common Stock Value	$ 18.00
Redemption Of Warrants When Price Per Share Of Class A Common Stock Equals or Exceeds 10.00
Derivative Warrant Liabilities [Line Items]
Overall trading period	10 days
Warrants exercisable	$ 0.10
Redemption price per share	$ 10.00
Minimum period prior written notice of redemption	30 days
Common Stock Value	$ 10.00
Maximum | Class A Common Stock
Derivative Warrant Liabilities [Line Items]
Number of warrants to be issued		21,783,304
Minimum | Redemption Of Warrants When Price Per Share Of Class A Common Stock Equals or Exceeds 10.00
Derivative Warrant Liabilities [Line Items]
Warrants exercisable in connection with redemption feature per share	$ 0.361
Supernova
Derivative Warrant Liabilities [Line Items]
Class of warrants issued	1,666,667
Public Warrant
Derivative Warrant Liabilities [Line Items]
Warrants exercisable	$ 11.50
Public Warrant | Class A Common Stock
Derivative Warrant Liabilities [Line Items]
Number of securities into which each warrant or right may be converted	1
Public Warrant | Supernova
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	13,416,637
Private Placement
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	8,366,667
Private Placement | Supernova
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	6,700,000
Public Placement
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	13,416,637